Form N-1A Supplement	Aug. 28, 2026
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED AUGUST 28, 2026

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR THE FUNDS LISTED IN SCHEDULE A

On August 13, 2026, the Board of Trustees (the “Board”) of the Grayscale Funds Trust (the “Trust”) approved, based on the recommendation of Grayscale Advisors, LLC, the investment advisor to Grayscale Bitcoin Covered Call ETF and Grayscale Ethereum Covered Call ETF (each the “Fund”), a change to the fund’s investment objective as follows:

Fund Name	Current Investment Objective	New Investment Objective
Grayscale Bitcoin Covered Call ETF	The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objectives.	The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide high income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin.
Grayscale Ethereum Covered Call ETF	The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking ETF (Ticker: ETHE) and Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.	The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver high income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether.

SCHEDULE A

FUND	DATE OF SUMMARY PROSPECTUS AND PROSPECTUS
Grayscale Bitcoin Covered Call ETF Grayscale Ethereum Covered Call ETF	May 1, 2026 May 1, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED AUGUST 28, 2026

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR THE FUNDS LISTED IN SCHEDULE A

SCHEDULE A

FUND	DATE OF SUMMARY PROSPECTUS AND PROSPECTUS
Grayscale Bitcoin Covered Call ETF Grayscale Ethereum Covered Call ETF	May 1, 2026 May 1, 2026

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.